UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price Equity/Income Portfolio (Initial Class and Class L)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Basic Materials	5.30%
Communications	11.73%
Consumer, Cyclical	7.55%
Consumer, Non-cyclical	13.69%
Energy	12.82%
Financial	19.73%
Industrial	13.81%
Short Term Investments	4.05%
Technology	4.57%
Utilities	6.75%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Initial Class
Actual	$1,000.00	$1,081.90	$4.27*

Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.14*

Class L
Actual	$1,000.00	$1,080.30	$5.51**

Hypothetical (5% return before expenses)	$1,000.00	$1,019.43	$5.35**

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.83% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 1.08% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 5.35%
75,300	EI du Pont de Nemours & Co	$	3,807,921
53,000	International Flavors & Fragrances Inc		2,904,400
272,683	International Paper Co		7,883,266
124,900	MeadWestvaco Corp		3,590,875
92,200	Monsanto Co		7,632,316
172,900	Nucor Corp		6,552,910
125,800	Vulcan Materials Co		4,995,518

			37,367,206

Communications — 11.86%
405,370	AT&T Inc		14,455,494
193,300	Cablevision Systems Corp Class A		2,568,957
104,771	CenturyLink Inc		4,137,407
302,900	Cisco Systems Inc		5,200,793
135,800	Comcast Corp Class A		4,341,526
260,900	Corning Inc		3,373,437
164,100	Harris Corp		6,867,585
132,500	McGraw-Hill Cos Inc		5,962,500
223,600	New York Times Co Class A (a)		1,744,080
450,900	Nokia OYJ Sponsored ADR (b)		933,363
158,711	Telefonica SA(c)		2,089,188
265,333	Time Warner Inc		10,215,320
154,386	Verizon Communications Inc		6,860,914
983,600	Vodafone Group PLC(c)		2,763,882
188,800	Walt Disney Co		9,156,800
172,100	WPP PLC(c)		2,087,894

			82,759,140

Consumer, Cyclical — 7.16%
108,800	Carnival Corp		3,728,576
78,000	General Motors Co (a)		1,538,160
60,350	Genuine Parts Co		3,636,087
43,900	Harley-Davidson Inc		2,007,547
66,000	Hasbro Inc		2,235,420
122,000	Kohl’s Corp		5,549,780
117,400	Macy’s Inc		4,032,690
64,850	Madison Square Garden Co Class A (a)		2,427,984
85,649	Marriott International Inc Class A		3,357,441
206,800	Mattel Inc		6,708,592
308,800	Staples Inc		4,029,840
7,900	Tiffany & Co		418,305
155,400	United Continental Holdings Inc (a)		3,780,882
106,400	Whirlpool Corp		6,507,424

			49,958,728

Consumer, Non-cyclical — 13.83%
77,900	Amgen Inc		5,689,816
181,400	Archer-Daniels-Midland Co		5,354,928
84,100	Avery Dennison Corp		2,299,294
263,600	Avon Products Inc		4,272,956
182,000	Bristol-Myers Squibb Co		6,542,900
179,700	Campbell Soup Co		5,998,386

Shares			Value

Consumer, Non-cyclical — (continued)
100,500	Clorox Co	$	7,282,230
167,300	ConAgra Foods Inc		4,338,089
143,700	Johnson & Johnson		9,708,372
23,300	Kellogg Co		1,149,389
95,500	Kimberly-Clark Corp		8,000,035
57,200	McCormick & Co Inc		3,469,180
205,600	Merck & Co Inc		8,583,800
62,100	Molson Coors Brewing Co Class B		2,583,981
92,700	PepsiCo Inc		6,550,182
381,188	Pfizer Inc		8,767,324
30,800	Procter & Gamble Co		1,886,500
68,300	Quest Diagnostics Inc		4,091,170

			96,568,532

Energy — 12.95%
98,100	Anadarko Petroleum Corp		6,494,220
103,222	BP PLC Sponsored ADR		4,184,620
180,844	Chevron Corp		19,079,042
51,700	ConocoPhillips		2,888,996
163,300	CONSOL Energy Inc		4,938,192
84,800	Diamond Offshore Drilling Inc (b)		5,014,224
188,096	Exxon Mobil Corp		16,095,375
34,200	Hess Corp		1,485,990
142,200	Murphy Oil Corp		7,151,238
70,300	Petroleo Brasileiro SA ADR		1,319,531
179,400	Royal Dutch Shell PLC ADR		12,096,942
95,700	Schlumberger Ltd		6,211,887
100,100	Spectra Energy Corp		2,908,906
23,300	Valero Energy Corp		562,695

			90,431,858

Financial — 19.93%
242,600	Allstate Corp		8,512,834
223,000	American Express Co		12,980,830
794,537	Bank of America Corp		6,499,312
181,500	Bank of New York Mellon Corp		3,983,925
87,700	Capital One Financial Corp		4,793,682
45,500	Chubb Corp		3,313,310
451,905	JPMorgan Chase & Co		16,146,566
176,100	Legg Mason Inc		4,643,757
147,227	Lincoln National Corp		3,219,854
52,900	Loews Corp		2,164,139
236,500	Marsh & McLennan Cos Inc		7,622,395
117,800	Morgan Stanley		1,718,702
141,200	Northern Trust Corp		6,498,024
95,500	NYSE Euronext		2,442,890
44,100	Och-Ziff Capital Management Group LLC Class A		334,278
103,400	PNC Financial Services Group Inc		6,318,774
349,300	Regions Financial Corp		2,357,775
324,600	SLM Corp		5,099,466
116,100	Sun Life Financial Inc		2,526,336
227,900	SunTrust Banks Inc		5,522,017
377,500	US Bancorp		12,140,400
413,200	Wells Fargo & Co		13,817,408
201,113	Weyerhaeuser Co REIT		4,496,887

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares			Value

Financial — (continued)
93,100	XL Group PLC	$	1,958,824

			139,112,385

Industrial — 13.95%
113,000	3M Co		10,124,800
83,100	Boeing Co		6,174,330
109,922	Cooper Industries PLC Class A		7,494,482
147,300	Emerson Electric Co		6,861,234
964,600	General Electric Co		20,102,264
137,000	Honeywell International Inc		7,650,080
153,800	Illinois Tool Works Inc		8,134,482
99,300	Ingersoll-Rand PLC Class A		4,188,474
42,900	ITT Corp		755,040
39,700	Lockheed Martin Corp		3,457,076
226,600	Masco Corp		3,142,942
154,300	Thermo Fisher Scientific Inc		8,009,713
94,700	United Parcel Service Inc Class B		7,458,572
94,500	USG Corp (a)(b)		1,800,225
81,000	Xylem Inc/NY		2,038,770

			97,392,484

Technology — 4.61%
126,300	Analog Devices Inc		4,757,721
357,900	Applied Materials Inc		4,101,534
189,500	Computer Sciences Corp		4,703,390
184,600	Dell Inc (a)		2,311,192
36,100	First Solar Inc (a)(b)		543,666
154,700	Hewlett-Packard Co		3,111,017
338,100	Microsoft Corp		10,342,479
81,600	Texas Instruments Inc		2,341,104

			32,212,103

Utilities — 6.82%
196,800	Duke Energy Corp		4,538,208
112,800	Entergy Corp		7,657,992
178,800	Exelon Corp		6,726,456
71,510	FirstEnergy Corp		3,517,577
310,600	NiSource Inc		7,687,350
73,100	Pinnacle West Capital Corp		3,782,194
43,600	PPL Corp		1,212,516
98,600	Progress Energy Inc		5,932,762
74,500	TECO Energy Inc		1,345,470
182,000	Xcel Energy Inc		5,170,620

			47,571,145

TOTAL COMMON STOCK — 96.46%
(Cost $606,727,008)		$	673,373,581

Shares			Value

PREFERRED STOCK
Consumer, Cyclical — 0.47%
98,900	General Motors Co (b)	$	3,276,062

TOTAL PREFERRED STOCK — 0.47%
(Cost $4,950,761)		$	3,276,062

Principal Amount

SECURITIES LENDING COLLATERAL
$1,037,162	Undivided interest of 3.92% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $1,037,162 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	1,037,162

2,499,561	Undivided interest of 5.3% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $2,499,561 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.	2,499,561

2,499,561	Undivided interest of 5.51% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $2,499,561 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	2,499,561

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 2,499,561	Undivided interest of 5.37% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $2,499,561 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	$	2,499,561

TOTAL SECURITIES LENDING COLLATERAL — 1.22% (Cost $8,535,845)		$	8,535,845

Principal Amount			Value

SHORT TERM INVESTMENTS
$ 19,999,989	Federal Farm Credit Banks Funding Corp 0.01%, 07/02/2012	$	19,999,989

TOTAL SHORT TERM INVESTMENTS — 2.86% (Cost $19,999,989)		$	19,999,989

TOTAL INVESTMENTS — 101.01% (Cost $640,213,603)		$	705,185,477

OTHER ASSETS & LIABILITIES, NET — (1.01)%		$	(7,073,131)

TOTAL NET ASSETS — 100.00%		$	698,112,346

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at June 29, 2012.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim T. Rowe Price Equity/Income Portfolio

ASSETS:
Investments in securities, market value (including $8,308,857 of securities on loan)(a)	$705,185,477
Cash	3,770,824
Dividends receivable	1,088,507
Subscriptions receivable	582,135
Receivable for investments sold	627,724

Total Assets	711,254,667

LIABILITIES:
Payable to investment adviser	442,935
Payable upon return of securities loaned	8,535,845
Redemptions payable	2,337,091
Payable for investments purchased	1,826,427
Payable for distribution fees	23

Total Liabilities	13,142,321

NET ASSETS	$698,112,346

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,578,356
Paid-in capital in excess of par	648,752,466
Net unrealized appreciation on investments and foreign currency translations	64,971,874
Undistributed net investment income	617,735
Accumulated net realized loss on investments and foreign currency transactions	(20,808,085)

TOTAL NET ASSETS
Initial Class	$697,966,598

Class L	$145,748

CAPITAL STOCK:
Authorized
Initial Class	125,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	45,769,014
Class L	14,542

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$15.25

Class L	$10.02

(a) Cost of investments	$640,213,603

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim T. Rowe Price Equity/Income Portfolio

INVESTMENT INCOME:
Interest	$2,374
Income from securities lending	93,450
Dividends	9,975,101
Foreign withholding tax	(74,186)

Total Income	9,996,739

EXPENSES:
Audit fees	11,472
Bank and custodian fees	12,262
Management fees	2,799,337
Investment administration fees	75,688
Distribution fees - Class L	138
Other	32,799

Total Expenses	2,931,696

Less amount reimbursed by investment adviser	29,832
Less amount waived by distributor - Class L	16

Net Expenses	2,901,848

NET INVESTMENT INCOME	7,094,891

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	14,060,698
Change in net unrealized appreciation on investments and foreign currency translations	34,292,766

Net Realized and Unrealized Gain on Investments and Foreign Currency	48,353,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,448,355

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim T. Rowe Price Equity/Income Portfolio

OPERATIONS:
Net investment income	$7,094,891	$12,822,968
Net realized gain on investments	14,060,698	–
Net realized gain on investments and foreign currency transactions	–	17,592,933
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	34,292,766	(32,885,984)

Net Increase (Decrease) in Net Assets Resulting from Operations	55,448,355	(2,470,083)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(6,487,077)	(12,751,054)
Class L	(2,328)	(2,551)

From net investment income	(6,489,405)	(12,753,605)

Total Distributions	(6,489,405)	(12,753,605)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	96,766,492	265,287,449
Class L	76,270	68,929
Shares issued in reinvestment of distributions
Initial Class	6,487,077	12,751,054
Class L	2,328	2,551
Shares redeemed
Initial Class	(135,401,587)	(279,182,157)
Class L	(3,804)	(2,884)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(32,073,224)	(1,075,058)

Total Increase (Decrease) in Net Assets	16,885,726	(16,298,746)

NET ASSETS:
Beginning of period	681,226,620	697,525,366

End of period (a)	$698,112,346	$681,226,620

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	6,375,197	18,538,916
Class L	7,502	7,224
Shares issued in reinvestment of distributions
Initial Class	433,918	889,414
Class L	237	273
Shares redeemed
Initial Class	(8,915,045)	(19,218,629)
Class L	(395)	(298)

Net Increase (Decrease)	(2,098,586)	216,900

(a) Including undistributed net investment income:	$617,735	$12,249

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim T. Rowe Price Equity/Income Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$14.23		$14.63	$12.95	$10.54	$18.86	$20.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.27	0.24	0.23	0.43	0.37
Net realized and unrealized gain (loss)	1.01		(0.40)	1.68	2.41	(7.07)	0.28

Total Income (Loss) From Investment Operations	1.16		(0.13)	1.92	2.64	(6.64)	0.65

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.27)	(0.24)	(0.23)	(0.43)	(0.37)
From net realized gains	–		–	–	–	(1.25)	(1.46)

Total Distributions	(0.14)		(0.27)	(0.24)	(0.23)	(1.68)	(1.83)

NET ASSET VALUE, END OF PERIOD	$15.25		$14.23	$14.63	$12.95	$10.54	$18.86

TOTAL RETURN(a)	8.19%	(b)	(0.88%)	15.07%	25.20%	(36.18%)	3.24%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$697,967		$681,159	$697,525	$591,747	$467,752	$1,038,454
Ratio of expenses to average net assets
Before reimbursement	0.83%	(c)	0.83%	0.83%	0.84%	0.83%	0.82%
After reimbursement	0.83%	(c)	0.83%	0.83%	0.84%	0.83%	0.82%
Ratio of net investment income to average net assets
Before reimbursement	2.03%	(c)	1.90%	1.82%	2.10%	2.39%	1.79%
After reimbursement	2.03%	(c)	1.90%	1.82%	2.11%	2.40%	1.79%
Portfolio turnover rate(d)	6%	(b)	28%	19%	30%	31%	28%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.
(d)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Year Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim T. Rowe Price Equity/Income Portfolio - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$9.43		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.31
Net realized and unrealized gain (loss)	0.65		(0.51)

Total Income (Loss) From Investment Operations	0.75		(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.37)
From net realized gains	–		–

Total Distributions	(0.16)		(0.37)

NET ASSET VALUE, END OF PERIOD	$10.02		$9.43

TOTAL RETURN(b) (d)	8.03%	(c)	(1.99%)	(c)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$146		$68
Ratio of expenses to average net assets
Before reimbursement and waiver	46.62%	(e)	185.59%	(e)
After reimbursement and waiver	1.05%	(e)	1.05%	(e)
Ratio of net investment income to average net assets
Before reimbursement and waiver	(43.71%)	(e)	(182.48%)	(e)
After reimbursement and waiver	1.86%	(e)	2.06%	(e)
Portfolio turnover rate(f)	6%	(c)	28%	(c)

(a)	Class L inception date was July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

		Level 1		Level 2	Level 3		Total

Assets
Equity Investments:
Domestic Common Stock	$	631,730,045	$	—	$—	$	631,730,045
Foreign Common Stock		34,702,572		6,940,964	—		41,643,536
Preferred Stock		—		3,276,062	—		3,276,062
Securities Lending Collateral		—		8,535,845	—		8,535,845
Short Term Investments		—		19,999,989	—		19,999,989

Total Investments(a)	$	666,432,617	$	38,752,860	$0	$	705,185,477

(a)   Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Life Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the Adviser is required by contract to reimburse the Portfolio for any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not Portfolio specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolio has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by MCM in consideration for MCM providing initial capital to the Portfolio. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $38,965,094 and $71,489,694, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $645,930,333. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $133,800,916 and gross depreciation of securities in which there was an excess of tax cost over value of $74,545,772 resulting in net appreciation of $59,255,144.

5.  SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $8,308,857 and received collateral of $8,535,845 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

The Board assessed performance based principally on the long-term rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three-, five- and ten-year annualized returns, three- and five-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. The Board noted that, although the Portfolio’s performance trailed its peer group for the one-year annualized period, it outperformed its peer group for the three-, five- and ten-year annualized periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end in comparison to the management fees paid by similar funds. However, the Board noted that the total annual operating expense ratio of the Portfolio was lower than the annual expense ratios of similar funds. The Board further noted that the Portfolio’s expense ratio was below the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements from MCM and the Sub-Adviser and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.   INVESTMENTS.

(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012